Fair Values - Summary of Assets and Liabilities Recorded at Amortized Cost (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	$ 685,519,011	$ 876,370,731
Liabilities	568,684,040	781,228,951
Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	11,732,299	2,147,871	$ 2,722,333
Deposits [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	393,735,406	553,946,288
Deposits [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	393,891,789	553,604,395
Deposits [member] | Fair value [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Deposits [member] | Fair value [member] | Fair value level 2 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Deposits [member] | Fair value [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	393,891,789	553,604,395
Financing Received from the Argentine Central Bank and Other Financial Institutions [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	22,723,687	29,914,292
Financing Received from the Argentine Central Bank and Other Financial Institutions [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	21,709,108	27,211,986
Financing Received from the Argentine Central Bank and Other Financial Institutions [member] | Fair value [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Financing Received from the Argentine Central Bank and Other Financial Institutions [member] | Fair value [member] | Fair value level 2 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Financing Received from the Argentine Central Bank and Other Financial Institutions [member] | Fair value [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	21,709,108	27,211,986
Debt securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	29,240,851	46,124,574
Debt securities [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	29,626,673	45,025,338
Debt securities [member] | Fair value [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	29,626,673	45,025,338
Debt securities [member] | Fair value [member] | Fair value level 2 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Debt securities [member] | Fair value [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Subordinated debt securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	15,499,212	15,026,155
Subordinated debt securities [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	14,972,940	13,095,846
Subordinated debt securities [member] | Fair value [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Subordinated debt securities [member] | Fair value [member] | Fair value level 2 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Subordinated debt securities [member] | Fair value [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	14,972,940	13,095,846
Repurchase transactions [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities		2,997,515
Repurchase transactions [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value		2,991,986
Repurchase transactions [member] | Fair value [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value		0
Repurchase transactions [member] | Fair value [member] | Fair value level 2 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value		0
Repurchase transactions [member] | Fair value [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value		2,991,986
Other financial liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	71,362,718	97,275,984
Other financial liabilities [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	70,894,505	97,276,093
Other financial liabilities [member] | Fair value [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Other financial liabilities [member] | Fair value [member] | Fair value level 2 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Other financial liabilities [member] | Fair value [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	70,894,505	97,276,093
Cash and due from banks [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	130,649,061	220,456,335
Cash and due from banks [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	130,649,061	220,456,335
Cash and due from banks [member] | Fair value [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	130,649,061	220,456,335
Cash and due from banks [member] | Fair value [member] | Fair value level 2 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Cash and due from banks [member] | Fair value [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Repurchase transactions [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	30,075,478	3,181,371
Repurchase transactions [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	30,075,478	3,181,371
Repurchase transactions [member] | Fair value [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	30,075,478	3,181,371
Repurchase transactions [member] | Fair value [member] | Fair value level 2 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Repurchase transactions [member] | Fair value [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Loans and other financing [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	358,558,869	434,899,689
Loans and other financing [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	357,853,860	445,470,066
Loans and other financing [member] | Fair value [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Loans and other financing [member] | Fair value [member] | Fair value level 2 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Loans and other financing [member] | Fair value [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	357,853,860	445,470,066
Other financial assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	5,890,829	7,298,580
Other financial assets [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	4,987,105	6,560,076
Other financial assets [member] | Fair value level 2 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	37,400	59,995
Other financial assets [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	6,461,047	7,298,580
Other financial assets [member] | Fair value [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	6,778	7,298,580
Other financial assets [member] | Fair value [member] | Fair value level 2 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Other financial assets [member] | Fair value [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	6,454,269	0
Other debt securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	3,103,324	8,171,631
Other debt securities [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	15,916,306	14,017,361
Other debt securities [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	3,109,828	8,464,945
Other debt securities [member] | Fair value [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	1,173,935
Other debt securities [member] | Fair value [member] | Fair value level 2 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Other debt securities [member] | Fair value [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	3,109,828	7,291,010
Financial assets pledged as collateral [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	9,814,894	11,318,650
Financial assets pledged as collateral [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	703,669	4,898,556
Financial assets pledged as collateral [member] | Fair value level 2 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets		423,602
Financial assets pledged as collateral [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	1,032,023
Financial assets pledged as collateral [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	9,814,894	11,318,650
Financial assets pledged as collateral [member] | Fair value [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	9,814,894	11,318,650
Financial assets pledged as collateral [member] | Fair value [member] | Fair value level 2 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Financial assets pledged as collateral [member] | Fair value [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	$ 0	$ 0